Management's Plans to Continue as a Going Concern (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Management's Plans to Continue as a Going Concern [Abstract]
Deficit accumulated during the development stage	$ 243,084,000	$ 230,244,000
Debt instrument, face amount	$ 15,000,000